Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of actuarial assumptions [line items]
Discount rate	4.54%	4.69%
Expected return on plan assets	4.54%	4.69%
Expected rate of salary increase	6.12%	6.57%
Duration of defined benefit obligations	8 years	9 years
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	5.85%	5.80%
Average remaining tenure of investment portfolio	6 years	6 years
Guaranteed rate of return	8.10%	8.50%